SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) ¥ in Thousands	Jun. 30, 2025 JPY (¥)
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	¥ 1,133,910
Less: imputed interest	(21,320)
Present value of operating lease liabilities	1,112,590
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	383,364
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	300,263
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	170,111
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	113,572
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	¥ 166,600